BORROWINGS - Corporate Borrowings (Details) $ in Millions, $ in Millions	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Sep. 24, 2025 CAD ($)	May 16, 2025 CAD ($)
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 700	$ 0
Corporate revolving credit facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	1.20%
Commercial paper
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 467	735
Commercial paper | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.10%
Medium-term notes, maturing november 14, 2027
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 317	328
Medium-term notes, maturing november 14, 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.60%
Medium-term notes, maturing september 11, 2028
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 493	510
Medium-term notes, maturing september 11, 2028 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.20%
Medium-term notes, maturing october 9, 2029
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 493	510
Medium-term notes, maturing october 9, 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.40%
Medium-term notes, maturing july 27, 2030
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 352	364
Medium-term notes, maturing july 27, 2030 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.70%
Medium-term notes, maturing january 6, 2031
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 264	273	$ 375
Medium-term notes, maturing january 6, 2031 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.70%		3.70%
Medium-term notes, maturing september 1, 2032
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 352	364
Medium-term notes, maturing september 1, 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	2.90%
Medium-term notes, maturing february 14, 2033
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 176	182
Medium-term notes, maturing february 14, 2033 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	6.00%
Medium-term notes, maturing april 25, 2034
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 281	291
Medium-term notes, maturing april 25, 2034 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.40%
Medium-term notes, maturing september 24, 2035
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 229	237	$ 325
Medium-term notes, maturing september 24, 2035 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.50%		4.50%
Medium-term notes, maturing april 25, 2052
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 141	146
Medium-term notes, maturing april 25, 2052 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.80%
Medium-term notes, maturing july 27, 2053
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 141	146
Medium-term notes, maturing july 27, 2053 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	6.00%
Subordinated notes, maturing march 15, 2055
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 300	300
Subordinated notes, maturing march 15, 2055 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	6.80%
Subordinated notes, maturing september 1, 2055
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 177	183		$ 250
Subordinated notes, maturing september 1, 2055 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.60%			5.60%
Subordinated notes, maturing may 24, 2081
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 250	250
Subordinated notes, maturing may 24, 2081 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.00%
Subordinated notes, maturing may 31, 2084
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 158	158
Subordinated notes, maturing may 31, 2084 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	7.30%
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 5,263	4,947
Corporate borrowings, outstanding principal	5,291	4,977
Corporate borrowings, deferred financing costs and other	$ (28)	$ (30)